TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The components of loss before income taxes follow:

For the year ended December 31,	2015	2014	2013
Foreign	$180,180	$455,565	$(662,480)
Domestic	2,888	(722,646)	9,505
	$183,068	$(267,081)	$(652,975)

Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax (provisions)/benefits follow:

For the year ended December 31,	2015	2014	2013
Current	$31,328	$32,376	$7,347
Deferred	69,564	82,432	7,398
	$100,892	$114,808	$14,745

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax liabilities and assets follow:

As of December 31,	2015	2014
Deferred tax liabilities:
Vessels and other property	$278,672	$289,229
Unremitted earnings of foreign subsidiaries	48,856	-
Prepaid expenditures	23,603	15,816
Other—net	1,422	9,635
Total deferred tax liabilities	352,553	314,680
Deferred tax assets:
Loss carryforwards	153,941	26,419
Employee compensation and benefit plans	15,705	14,263
Financing and professional fees	1,777	4,386
Accrued expenses and other	8,724	5,185
Total deferred tax assets	180,147	50,253
Valuation allowance	35,789	13,538
Net deferred tax assets	144,358	36,715
Net deferred tax liabilities	$208,195	$277,965

Schedule of Effective Income Tax Rate Reconciliation

Reconciliations of the effective income tax rate attributable to pretax results and the U.S. Federal statutory income tax rate follow:

For the year ended December 31,	2015	2014	2013
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%

Adjustments due to:
Foreign income not subject to tax(1)	(34.4)%	59.7%	(36.2)%
State taxes, net of federal benefit	0.1%	0.6%	0.5%
Interest on unrecognized tax benefits	0.1%	(3.4)%	4.9%
Nondeductible reorganization costs	(1.0)%	(6.7)%	(1.4)%
Foreign income and repatriations taxed in the U.S.	-%	(0.9)%	(1.6)%
Unremitted earnings of foreign subsidiaries	26.6%	20.8%	-%
Deferred compensation	-%	(1.9)%	-%
Tax examination settlement	-%	1.9%	-%
Payments as guarantor	(81.2)%	(62.6)%	-%
U.S. income subject to tonnage tax	(0.3)%	0.8%	0.4%
Other	-%	(0.3)%	0.7%
Effective tax rate	(55.1)%	43.0%	2.3%

(1) In 2014, includes cancellation of indebtedness income associated with payments as guarantor, which is separately reflected in the reconciliation of the effective income tax rate.

Schedule of Unrecognized Tax Benefits Roll Forward

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (excluding interest and penalties):

	2015	2014
Balance of unrecognized tax benefits as of January 1,	$215,328	$391,830
Increases for positions taken in prior years	358	2,876
Decreases for positions taken in prior years	(179,151)	-
Increases for positions related to the current year	-	180,509
Amounts of decreases related to settlements	-	(354,886)
Reductions due to lapse of statutes of limitations	-	(5,001)
Balance of unrecognized tax benefits as of December 31,	$36,535	$215,328